Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Other income									$ 28,716	$ 23,988	$ 21,880
Interest expense	12,596	12,042	10,241	9,824	10,654	11,060	11,695	13,545	44,704	46,953	63,450
Salaries and employee benefits expense									259,086	244,981	233,777
Other expenses									33,786	31,945	29,001
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	45,875	42,789	20,977	30,558	34,779	30,549	19,803	(4,159)	140,200	80,972	104,891
Income tax benefit	9,939	11,897	4,750	8,163	9,175	7,357	4,213	(4,876)	34,750	15,869	28,496
Net income	35,936	30,892	16,227	22,395	25,604	23,192	15,590	717	105,450	65,103	76,395
IBERIABANK Corporation [Member]
Parent Company Only Financial Information [Line Items]
Dividends from bank subsidiary										49,000	70,000
Dividends from non-bank subsidiaries										1,511
Reimbursement of management expenses									46,433	34,474	94,053
Other income									437	869	(836)
Total operating income									46,870	85,854	163,217
Interest expense									3,224	3,232	3,427
Salaries and employee benefits expense									31,981	29,159	76,527
Other expenses									14,576	13,676	47,309
Total operating expenses									49,781	46,067	127,263
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries									(2,911)	39,787	35,954
Income tax benefit									(518)	(2,808)	(11,842)
Income (loss) before equity in undistributed earnings of subsidiaries									(2,393)	42,595	47,796
Equity in undistributed earnings of subsidiaries									107,843	22,508	28,599
Net income									$ 105,450	$ 65,103	$ 76,395